Opportunistic Small Cap Portfolio
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 95.1%
Automobiles & Components — .5%
Visteon Corp. (a)	16,811	1,304,870
Banks — 13.3%
BankUnited, Inc.	78,869	2,716,248
Columbia Banking System, Inc.	185,648	4,630,061
First Horizon Corp.	295,244	5,733,639
First Merchants Corp.	82,718	3,345,116
Origin Bancorp, Inc.	43,475	1,507,278
Seacoast Banking Corp. of Florida	179,162	4,609,838
SouthState Corp.	39,710	3,685,882
Synovus Financial Corp.	63,783	2,981,218
Texas Capital Bancshares, Inc. (a)	77,670	5,801,949
		35,011,229
Capital Goods — 10.9%
Enerpac Tool Group Corp.	90,534	4,061,355
EnerSys	21,087	1,931,147
Enpro, Inc.	3,887	628,878
Flowserve Corp.	90,618	4,425,783
Fluor Corp. (a)	96,895	3,470,779
Gates Industrial Corp. PLC (a)	137,263	2,527,012
Helios Technologies, Inc.	46,780	1,501,170
Matrix Service Co. (a)	78,248	972,623
MYR Group, Inc. (a)	20,211	2,285,662
The Middleby Corp. (a)	19,249	2,925,463
Valmont Industries, Inc.	13,702	3,910,140
		28,640,012
Commercial & Professional Services — 3.5%
ACV Auctions, Inc., Cl. A (a)	164,547	2,318,467
KBR, Inc.	63,202	3,148,092
Montrose Environmental Group, Inc. (a),(b)	25,553	364,386
The Brink’s Company	40,569	3,495,425
		9,326,370
Consumer Discretionary Distribution & Retail — 2.2%
Arhaus, Inc. (a),(b)	170,904	1,486,865
Foot Locker, Inc. (a)	100,621	1,418,756
Ollie’s Bargain Outlet Holdings, Inc. (a),(b)	23,693	2,756,917
		5,662,538
Consumer Durables & Apparel — 3.3%
Capri Holdings Ltd. (a),(b)	86,359	1,703,863
Figs, Inc., Cl. A (a),(b)	343,462	1,576,491
Levi Strauss & Co., Cl. A	124,275	1,937,447
Malibu Boats, Inc., Cl. A (a)	74,796	2,294,741
The Lovesac Company (a)	58,991	1,072,457
		8,584,999
Consumer Services — 5.9%
Genius Sports Ltd. (a)	751,154	7,519,052
Perdoceo Education Corp.	104,011	2,618,997
Six Flags Entertainment Corp. (b)	57,141	2,038,219
The Cheesecake Factory, Inc. (b)	70,911	3,450,529
		15,626,797
Energy — 5.8%
Centrus Energy Corp., Cl. A (a),(b)	18,477	1,149,454
CNX Resources Corp. (a)	89,779	2,826,243
Crescent Energy Co., Cl. A	345,181	3,879,834

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 95.1% (continued)
Energy — 5.8% (continued)
PBF Energy, Inc., Cl. A	86,487	1,651,037
Transocean Ltd. (a),(b)	419,780	1,330,703
Viper Energy, Inc.	98,364	4,441,135
		15,278,406
Financial Services — 5.2%
Essent Group Ltd.	51,855	2,993,071
HA Sustainable Infrastructure Capital, Inc. (b)	100,743	2,945,725
PennyMac Financial Services, Inc.	19,769	1,979,075
PJT Partners, Inc., Cl. A	26,180	3,609,698
SLM Corp.	77,794	2,284,810
		13,812,379
Food, Beverage & Tobacco — 1.6%
Nomad Foods Ltd.	213,821	4,201,583
Health Care Equipment & Services — 6.5%
Acadia Healthcare Co., Inc. (a)	78,418	2,377,634
Addus HomeCare Corp. (a)	12,970	1,282,603
Certara, Inc. (a)	177,149	1,753,775
Envista Holdings Corp. (a)	88,216	1,522,608
Evolent Health, Inc., Cl. A (a)	183,941	1,741,921
Integer Holdings Corp. (a),(b)	21,079	2,487,533
Privia Health Group, Inc. (a)	189,101	4,245,318
The Ensign Group, Inc.	12,917	1,671,460
		17,082,852
Household & Personal Products — 1.3%
Spectrum Brands Holdings, Inc.	47,434	3,393,903
Insurance — 3.1%
Oscar Health, Inc., Cl. A (a)	90,237	1,183,007
The Baldwin Insurance Group, Inc. (a),(b)	158,590	7,087,387
		8,270,394
Materials — 5.1%
Alamos Gold, Inc., Cl. A	314,051	8,397,724
Alcoa Corp.	61,003	1,860,591
Knife River Corp. (a)	23,595	2,128,505
Tronox Holdings PLC	130,100	915,904
		13,302,724
Media & Entertainment — 3.8%
John Wiley & Sons, Inc., Cl. A	89,881	4,005,097
Magnite, Inc. (a)	386,773	4,413,080
Shutterstock, Inc. (b)	88,295	1,644,936
		10,063,113
Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
Alkermes PLC (a)	122,547	4,046,502
Denali Therapeutics, Inc. (a)	134,217	1,824,680
Insmed, Inc. (a)	90,274	6,887,004
Mirum Pharmaceuticals, Inc. (a)	32,149	1,448,312
		14,206,498
Semiconductors & Semiconductor Equipment — 1.7%
Cohu, Inc. (a)	83,878	1,233,845
Synaptics, Inc. (a)	52,850	3,367,602
		4,601,447
Software & Services — 3.6%
Blackbaud, Inc. (a)	27,528	1,708,112
Dolby Laboratories, Inc., Cl. A	45,912	3,687,193
JFrog Ltd. (a)	90,922	2,909,504
Pagaya Technologies Ltd., Cl. A (a),(b)	99,857	1,046,501
		9,351,310

Description	Shares	Value ($)
Common Stocks — 95.1% (continued)
Technology Hardware & Equipment — 5.0%
Advanced Energy Industries, Inc.	36,371	3,466,520
Belden, Inc.	20,239	2,028,960
Calix, Inc. (a)	35,066	1,242,739
Corsair Gaming, Inc. (a)	147,287	1,304,963
Lumentum Holdings, Inc. (a),(b)	19,296	1,202,913
nLight, Inc. (a)	264,315	2,053,727
Viavi Solutions, Inc. (a)	176,176	1,971,409
		13,271,231
Transportation — 3.4%
Heartland Express, Inc.	144,045	1,328,095
Lyft, Inc., Cl. A (a)	111,737	1,326,318
SkyWest, Inc. (a)	48,495	4,237,008
Sun Country Airlines Holdings, Inc. (a)	164,413	2,025,568
		8,916,989
Utilities — 4.0%
Clearway Energy, Inc., Cl. C	182,951	5,537,927
ONE Gas, Inc.	42,052	3,178,710
TXNM Energy, Inc. (b)	34,033	1,820,085
		10,536,722
Total Common Stocks (cost $228,532,384)		250,446,366
Exchange-Traded Funds — 2.3%
Registered Investment Companies — 2.3%
iShares Russell 2000 ETF(b) (cost $5,551,639)	30,837	6,151,673

	1-Day Yield (%)
Investment Companies — 2.2%
Registered Investment Companies — 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $5,895,772)	4.44	5,895,772	5,895,772
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $2,352,368)	4.44	2,352,368	2,352,368
Total Investments (cost $242,332,163)		100.5%	264,846,179
Liabilities, Less Cash and Receivables		(.5%)	(1,365,881)
Net Assets		100.0%	263,480,298

ETF—Exchange-Traded Fund

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $32,032,354 and the value of the collateral was
$33,019,645, consisting of cash collateral of $2,352,368 and U.S. Government & Agency securities valued at $30,667,277.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
Opportunistic Small Cap Portfolio

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	250,446,366	—	—	250,446,366
Exchange-Traded Funds	6,151,673	—	—	6,151,673
Investment Companies	8,248,140	—	—	8,248,140
	264,846,179	—	—	264,846,179

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2025, accumulated net unrealized appreciation on investments was $22,514,016, consisting of $53,315,091 gross unrealized appreciation and $30,801,075 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.